Taxes - Additional Information (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in deferred tax liability asset [Line Items]
Income tax	kr (2,215)	kr (2,785)	kr (5,497)
Effective tax rate	85.60%	(11.90%)	22.30%
Deferred tax assets	kr 24,412	kr 22,375
Tax loss carry-forwards	25,354	27,666
Unrecognized tax loss carry forwards	11,025	8,918
Unrecognized tax loss carry forwards, tax value	2,399	1,819
Unrecognized deferred tax credits tax value	1,114	1,148
Recognized deferred tax credits tax value	5,027	5,453
Non-tax deductible goodwill impairment test	15,100	31,900
DeferredTax	4,563	1,406
Current tax	(6,461)	(4,289)	kr (7,353)
Department of justice [member]
Disclosure of reconciliation of changes in deferred tax liability asset [Line Items]
Income tax			450
Other comprehensive income [member]
Disclosure of reconciliation of changes in deferred tax liability asset [Line Items]
DeferredTax	507	(631)
Current tax	117	137
Loss Carry Forwards [member]
Disclosure of reconciliation of changes in deferred tax liability asset [Line Items]
Deferred tax assets	kr 5,603	6,158
Sweden [member]
Disclosure of reconciliation of changes in deferred tax liability asset [Line Items]
Expected applicable tax rate	20.60%
Impaired withholding tax assets			kr 411
Sweden [member] | Loss Carry Forwards [member]
Disclosure of reconciliation of changes in deferred tax liability asset [Line Items]
Deferred tax assets	kr 3,815	kr 4,172